Borrowings (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 ARS ($)
IfrsStatementLineItems [Line Items]
Bank overdraft	$ 55,469
ICBC [Member]
IfrsStatementLineItems [Line Items]
Anual rate	39.00%
Currency	ARS
Bank overdraft	$ 21,336
Provincia [Member]
IfrsStatementLineItems [Line Items]
Anual rate	37.00%
Currency	ARS
Bank overdraft	$ 10,003
Macro [Member]
IfrsStatementLineItems [Line Items]
Anual rate	39.00%
Currency	ARS
Bank overdraft	$ 9,950
Supervielle [Member]
IfrsStatementLineItems [Line Items]
Anual rate	40.00%
Currency	ARS
Bank overdraft	$ 5,660
Credicoop [Member]
IfrsStatementLineItems [Line Items]
Anual rate	39.00%
Currency	ARS
Bank overdraft	$ 5,020
Mariva [Member]
IfrsStatementLineItems [Line Items]
Anual rate	38.00%
Currency	ARS
Bank overdraft	$ 3,500